#00266840 – HMS Prospectus Supplement Filed pursuant to 497(e)

Homestead Funds, Inc. Registration Nos. 033-35788 and 811-06136 Homestead Funds Trust Registration Nos. 333-229995 and 811-23429

Homestead Funds, Inc.

Homestead Funds Trust

Supplement Dated November 29, 2021

to the Prospectus dated May 1, 2021, as supplemented from time to time

This supplement revises certain information contained in the above-referenced prospectus (the "Prospectus") regarding the Daily Income Fund, Short-Term Government Securities Fund, Short-Term Bond Fund, Stock Index Fund, Value Fund, Growth Fund, International Equity Fund and Small-Company Stock Fund, each a series of Homestead Funds, Inc., and the Intermediate Bond Fund and Rural America Growth & Income Fund, each a series of Homestead Funds Trust (collectively, the "Homestead Funds"). Please read this supplement carefully and keep it with your Prospectus for future reference. You may obtain copies of the Prospectus free of charge, upon request, by calling toll-free (800) 258-3030, by visiting the Homestead Funds' website at homesteadfunds.com, or by writing to Homestead Funds, Attn: Investments Division, 4301 Wilson Boulevard, INV8-305, Arlington, Virginia 22203.

Effective December 4, 2021, Ultimus Fund Solutions, LLC will serve as the transfer agent for the Homestead Funds. Accordingly, each of the following changes are made to the Prospectus effective December 4, 2021:

1.The address listed under the "Management of the Funds – Transfer Agent" section of the Prospectus is replaced in its entirety as follows:

Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246-0707

2.The fourth, fifth, and sixth sentences of the first paragraph of the "Additional Tax Information – Cost Basis Reporting" section of the Prospectus are replaced in their entirety as follows:

The transfer agent, Ultimus Fund Solutions, LLC ("Ultimus"), is not required to report cost basis information on shares acquired before January 1, 2012. However, if the data is available in our system it will be provided to you on your tax form.

3.The third sentence of the second paragraph of the "Additional Tax Information – Cost Basis Reporting" section of the Prospectus is deleted in its entirety.

4.The address listed under the "Account Transactions – How to Open an Account – By Mail;" "Account Transactions – How to Buy Shares – Initial Investment – By Mail;" "Account Transactions – How to Buy Shares – Subsequent Investment – By Mail;" "Account Transactions – How to Exchange Shares – By Mail;" "Account Transactions – How to Sell Shares – By Mail;" and

"Managing Your Account – Important Addresses and Phone Numbers – Regular Mail" sections of the Prospectus is replaced in each case in its entirety as follows:

Homestead Funds

P.O. Box 46707

Cincinnati, Ohio 45246-0707

5.The following is added after the second sentence in the "Account Transactions – How to Open an Account – Online" section of the Prospectus:

Online purchases are made by Automated Clearing House ("ACH") transfer. In order to purchase shares online, you must add valid bank instructions during the account setup process.

6.The second paragraph of the "Account Transactions – How to Buy Shares" section of the Prospectus is replaced in its entirety as follows:

You may send your investment in the form of a personal check or a business check (if investing in an account registered to that business entity) made payable directly to "Homestead Funds" or by Fedwire or ACH transfer. All funds must be drawn from an account held at a U.S. financial institution. If you authorize your bank to send us a Fedwire, money is immediately transferred from your bank account and will typically be deposited in your Fund account on that or the next business day. If you choose to purchase by Fedwire please call us at 800.258.3030 to obtain wiring instructions and to notify the Fund of your incoming Fedwire. An ACH transfer usually takes two to three business days. Please note, there is a daily ACH transfer maximum of $100,000. Cooperative accounts registered to NRECA member systems are exempt from this maximum. See "Acceptable Forms of Payment" for more information on payment methods. If you choose payroll deduction to fund your account, we will mail you payroll deduction instructions after you open your account.

7.The following is added after the second sentence of the "Account Transactions – How to Buy Shares – Initial Investment –

Online" section of the Prospectus:

Online purchases are made by ACH transfer. In order to purchase shares online, you must add valid bank instructions during the account setup process.

8.The third sentence of the "Account Transactions – How to Buy Shares – Subsequent Investment – Online" section of the

Prospectus is replaced in its entirety as follows:

In order to purchase shares online, your account information must include valid bank instructions.

9.The last two sentences of the "Account Transactions – How to Exchange Shares – By Mail" section of the Prospectus are deleted in their entirety.

10.The second sentence of the "Account Transactions – How to Exchange Shares – By Phone" section of the Prospectus is replaced in its entirety as follows:

Telephone exchanges can be made only between identically-registered accounts or between Funds in the same account.

11.The second and third sentences of the "Account Transactions – How to Exchange Shares – Online" section of the Prospectus are replaced in their entirety as follows:

Online exchanges can be made only between Funds in the same account.

12.The second paragraph of the "Account Transactions – How to Sell Shares" section of the Prospectus is replaced in its entirety as follows:

The Funds typically seek to send out redemption proceeds on the next business day after the redemption request is received in good order. Redemption proceeds can be sent by check to the account address of record or deposited directly in your bank account. If requesting redemption proceeds by check, you can generally expect to receive the proceeds in seven to ten days. If redemption proceeds will be deposited directly to your bank account, you can expect to receive the proceeds the next business day for Fedwire and in two to three days for ACH. Please note, there is a daily ACH transfer maximum of $100,000. Cooperative accounts registered to NRECA member systems are exempt from this maximum. It is possible that payment of redemption proceeds may take up to seven days. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. We charge a fee of $15 to send a Fedwire and no fee to send an ACH transfer. We can send a redemption check by overnight delivery. A fee will be assessed for shipping. You will not receive interest on uncashed redemption checks.

13.The following is added to the end of the "Account Transactions – How to Sell Shares – By Phone" section of the Prospectus:

If you are redeeming from an IRA account, you will be asked for your tax withholding election.

14.The second sentence of the "Account Transactions – How to Sell Shares – Online" section of the Prospectus is deleted in its entirety and the following is added to the end of that section:

If you are redeeming from an IRA account, tax withholding will apply.

15.The "Account Transactions – How to Sell Shares – By Check" section of the Prospectus is deleted in its entirety.

16.The following is added after the second sentence of the "Account Transactions – Acceptable Forms of Payment – Fedwires and ACH Transfers" section of the Prospectus:

Please note, there is a daily ACH transfer maximum of $100,000. Cooperative accounts registered to NRECA member systems are exempt from this maximum.

17.The last sentence of the "Account Transactions – Acceptable Forms of Payment – Fedwires and ACH Transfers" section of the

Prospectus is replaced in its entirety as follows:

If your purchase is canceled due to nonpayment or because your check or ACH transfer does not clear (and, therefore, we are required to redeem your account), we may assess a return fee and you will be responsible for any loss the Funds incur.

18.The second sentence of the "Account Transactions – Clearing Period for Purchases" section of the Prospectus is replaced in its entirety as follows:

This usually takes no more than 10 business days from our receipt of the purchase.

19.The address listed under the "Managing Your Account – Important Addresses and Phone Numbers – Overnight Mail" section of the Prospectus is replaced in its entirety as follows:

Homestead Funds

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

20.The second-to-last sentence of the "Managing Your Account – Important Addresses and Phone Numbers" section of the

Prospectus deleted in its entirety.

21.The last sentence of the "Managing Your Account – Account Statements – Confirmation" section of the Prospectus is replaced in its entirety as follows:

Confirmations are not sent for transactions made as part of an automatic investment, exchange or redemption plan, or Fund distribution.

22.The first sentence of the "Managing Your Account – Electronic Document Delivery" section of the Prospectus is replaced in its entirety as follows:

Shareholders can choose to receive some communications, including transaction confirmations, Fund reports, the prospectus and quarterly account statements, electronically instead of receiving hardcopy mailings of these documents.

23.The first sentence of the "Managing Your Account – Original and Legal Documents" section of the Prospectus is replaced in its entirety as follows:

Due to privacy concerns, Ultimus, Homestead Funds' transfer agent, generally does not return original and legal documents to you unless requested.

24.The "Managing Your Account – Telephone/Online Transaction Privileges" section of the Prospectus is replaced in its entirety as follows:

Telephone Transaction Privileges

We can take your instructions to buy, exchange or sell shares over the phone (call 800.258.3030). See "Account Transactions" for transaction instructions.

How to Authorize We will act on your instructions to buy, exchange or sell shares by phone, unless you opt out of these services on your Account Application. If you opt out of the services when you establish your account, you can add them later by completing an Account Services Form.

Daily Redemption Limit Redemptions made by phone are limited to $50,000 or less, excluding tax withholding, per day from any one Fund in any one account. For redemptions of more than $50,000 in one day excluding tax withholding, a signature guarantee is required. See "Signature Authentication" below for more information.

Busy Periods We strive to answer calls promptly at all times. However, during periods of exceptionally high market volatility, you may have trouble reaching a client service associate by phone. If this occurs, please consider making transactions online or by sending your transaction instructions by overnight mail. See "Account Transactions" for more information.

Safeguards and Limits to Liability Homestead Funds and Ultimus, our transfer agent, have established procedures designed to protect you and the Funds from loss. We will take reasonable steps to confirm your identity before accepting your instructions, we will tape record your instructions and we will send a statement confirming your transaction. In light of these procedures, Homestead Funds will not be liable for following instructions we or our transfer agent reasonably believe to be genuine.

25.The heading of the "Managing Your Account – Automatic Investment/Exchange/Redemption Plans – Automatic Redemption" section of the Prospectus is replaced in its entirety with "Systematic Withdrawal."

26.The "Managing Your Account – Checkwriting" section of the Prospectus is deleted in its entirety.

27.The first sentence of the "Managing Your Account – Uncashed Check Policy" section of the Prospectus is replaced in its entirety as follows:

If a check remains uncashed on your account for more than 120 days, we will send you a letter.

28.The second and third sentences of the second paragraph of the "Managing Your Account – Uncashed Check Policy" section of the Prospectus are replaced in their entirety as follows:

In addition, your participation in a systematic withdrawal plan (SWP) will be terminated if a check resulting from the SWP remains uncashed for more than 180 days. Exceptions: we will not automatically change future dividends and capital gains distribution elections and stop SWPs on accounts that may be subject to required minimum distributions (RMDs) such as Inherited IRA accounts for shareholders of all ages and Traditional IRA accounts for shareholders that are 72 or older.

29.The first sentence of the "Fund Pricing, Policies and Fees – Signature Authentication" section of the Prospectus is replaced in its entirety as follows:

This section describes Homestead Funds' Medallion Stamp Signature Guarantee policies.

30.The second sentence of the second paragraph of the "Fund Pricing, Policies and Fees – Signature Authentication" section of the Prospectus is replaced in its entirety as follows:

This verification can be provided by a Medallion Stamp Signature Guarantee.

31.The first sentence of the third paragraph of the "Fund Pricing, Policies and Fees – Signature Authentication" section of the

Prospectus is replaced in its entirety as follows:

Homestead Funds may require a Medallion Stamp Signature Guarantee in circumstances other than those referenced below.

32.The "Fund Pricing, Policies and Fees – Signature Authentication – Non-Financial Transactions" section of the Prospectus is deleted in its entirety.

33.The sixth, seventh, and eighth bullets in the "Fund Pricing, Policies and Fees – Signature Authentication – Financial

Transactions" section of the Prospectus are deleted in their entirety and replaced as follows:

•Instruct us to add or change bank account information and request a redemption to the new bank account information within 15 calendar days of the addition or change.

•Instruct us to transfer assets between differently registered accounts, except for the following types of exchanges:

–Distribution from an IRA account exchanged to another eligible account registered to the same Social Security Number.

–Distribution from an IRA account exchanged to a joint account that includes the IRA owner within the registration.

–Redemptions from regular individual or joint accounts exchanged to IRA accounts (Traditional or Roth) when the same Social Security Number is on file.

34.The first sentence and last bullet of the "Fund Pricing, Policies and Fees – Signature Authentication – Requirements for Cooperative Benefit Plan Accounts Registered to NRECA Member Systems" section of the Prospectus are deleted in their entirety.

5